PROVISION FOR POST-EMPLOYMENT BENEFITS	12 Months Ended
Dec. 31, 2019
PROVISION FOR POST-EMPLOYMENT BENEFITS
PROVISION FOR POST-EMPLOYMENT BENEFITS

NOTE 12 – PROVISION FOR POST-EMPLOYMENT BENEFITS

Provision for post-employment benefits consists of the following:

	As of December 31,
	2019	2018
Provision for post-employment benefits	$—	$27,632

The provision for post-employment benefits are recognized in the period in which the benefit is earned by the employee, rather than when it is paid or payable.

The following outlines how each category of employee benefits are measured, providing reconciliation on present value of Defined Benefit Obligation and Plan Asset.

	As of December 31,
	2019	2018
Present Value of Defined Benefit Obligation (DBO) and Fair Value of Plan Assets
Present Value of DBO, at the Beginning of Year	$264,253	$351,977
Current service cost	75,695	75,214
Interest cost on the DBO	16,188	17,607
Employee benefits are already noted for quit employees	—	(138,617)
Exchange rate impact	12,805	(21,572)
Present Value of DBO, (expected) at the End of Year	368,941	284,609
Actuarial gain on DBO	(4,179)	(20,356)
Present Value of DBO, (actual) at the End of Year	$364,762	$264,253

Fair Value of Plan Assets at the Beginning of Year	$236,621	$—
Interest income on Plan Assets	14,496	7,920
Company contribution to Plan Assets	105,052	248,165
Exchange rate impact	12,223	(19,464)
Fair Value of Plan Assets, (expected) at the End of Year	368,392	236,621
Actuarial gain or loss on Plan Assets	6,528	—
Fair Value of Plan Assets, (actual) at the End of Year	$374,920	$236,621

The effect of asset ceiling	(10,158)	—

Provision for post-employment benefits	$—	$27,632

The following are key information for the recalculation of employee benefits obligations as of December 31, 2019 and 2018:

	As of December 31,
	2019	2018
Liabilities at the Beginning of Year	$27,632	$351,977
Post-employment benefits costs	77,388	379,569
Actuarial gain on liabilities	(549)	(20,356)
Company contribution	(105,052)	(248,165)
Employee benefits paid	—	(433,286)
Exchange rate impact	581	(2,107)
Liabilities at the End of Year	$—	$27,632

The Company recorded actuarial gain of $549, $20,356 and $9,453 for the years ended December 31, 2019, 2018 and 2017, respectively.